Share-Based Compensation - Summary of Outstanding RSUs (Detail) - Restricted Stock Units [Member]	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of RSUs outstanding, Beginning balance | shares	994,000	404,000
Number of RSUs outstanding, Granted | shares	544,000	661,000
Number of RSUs Outstanding, Bluma replacement awards | shares	207,000
Number of RSUs outstanding, Origin House replacement awards | shares		3,431,000
Number of RSUs outstanding, Vested and settled | shares	(501,000)	(3,436,000)
Number of RSUs outstanding, Forfeited | shares	(151,000)	(66,000)
Number of RSUs outstanding, Ending balance | shares	1,093,000	994,000
Number of RSUs outstanding, Liability classified | shares	4,000
Weighted average fair value, Beginning balance | $ / shares	$ 6.54	$ 8.58
Weighted average fair value, Granted | $ / shares	11.78	6.00
Weighted average fair value, Bluma replacement awards | $ / shares	12.17
Weighted average fair value, Origin House replacement awards | $ / shares		5.96
Weighted average fair value, Vested and settled | $ / shares	9.20	5.23
Weighted average fair value, Forfeited | $ / shares	8.21	8.91
Weighted average fair value, Ending balance | $ / shares	8.83	$ 6.54
Weighted average fair value, Liability classified | $ / shares	$ 6.62